Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands		Number of Ordinary shares	Additional paid-in capital		Accumulated deficit	Total
Balance at Dec. 31, 2022			$ 220,273		$ (214,444)	$ 5,829
Balance (in Shares) at Dec. 31, 2022	[1]	669,605
Share-based compensation			3,391			3,391
Issuance of ordinary shares, net	[2]		8,723			8,723
Issuance of ordinary shares, net (in Shares)	[2]	637,660
Issuance of pre-funded warrants, net	[3]		3,987			3,987
Issuance of pre-funded warrants, net (in Shares)	[3]
Modification of warrants			31			31
Reclassification of pre-funded warrants to Liabilities			(2,106)			(2,106)
Reclassification of pre-funded warrants to Equity			1,905			1,905
Cashless exercise of pre-funded warrants
Cashless exercise of pre-funded warrants (in Shares)		345,151
Exercise of options			9			9
Exercise of options (in Shares)		1,143
Net loss					(23,865)	(23,865)
Balance at Dec. 31, 2023			236,213		(238,309)	(2,096)
Balance (in Shares) at Dec. 31, 2023		1,653,559
Share-based compensation			2,824			2,824
Issuance of ordinary shares, warrants and pre-funded warrants, net	[4]		35,863			35,863
Issuance of ordinary shares, warrants and pre-funded warrants, net (in Shares)	[4]	8,537,345
Issuance of warrants (see Note 7)			115			115
Net loss					(29,022)	(29,022)
Balance at Dec. 31, 2024			275,015		(267,331)	$ 7,684
Balance (in Shares) at Dec. 31, 2024		10,190,904				10,190,904
Share-based compensation			4,854			$ 4,854
Issuance of ordinary shares, abeyance shares and warrants, net	[5]		32,603			32,603
Issuance of ordinary shares, abeyance shares and warrants, net (in Shares)	[5]	5,724,022
Exercise of pre-funded warrants				[6]			[6]
Exercise of pre-funded warrants (in Shares)		1,563,701
Issued abeyance shares
Issued abeyance shares (in Shares)		725,000
Exercise of options			1			1
Exercise of options (in Shares)		375
Net loss					(34,169)	(34,169)
Balance at Dec. 31, 2025			$ 312,473		$ (301,500)	$ 10,973
Balance (in Shares) at Dec. 31, 2025		18,204,002				18,204,002

[1]	The balance as of January 1, 2023, has been retroactively adjusted to reflect the 1-for-30 reverse share split effected on September 18, 2023 (see Note 10a).
[2]	Net of issuance costs of $757.
[3]	Net of issuance costs of $362.
[4]	Net of issuance costs of $2,894.
[5]	Net of issuance costs of $227.
[6]	Represents an amount lower than $1.